Federal Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
A reconciliation of the beginning and ending amount of unrecognized tax benefits [Line Items]
Balance at beginning of year		$ 87
Additions/(reductions) based on tax positions for the current year		(87)
Balance at end of year